Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	SCT Total for PEO(1)	CAP to PEO(2)	Average SCT Total for Non-PEO NEOs(1)	Average CAP to Non-PEO NEOs(2)	Company TSR	Peer Group TSR(3)	Net Income (Loss)(4)	Adjusted Operating Income (Loss)(5)
Fiscal 2022	$8,530,705	$4,674,582	$5,786,341	$3,966,731	$76.07	$163.57	$162,676,000	$205,300,000
Fiscal 2021	$9,735,430	$11,931,817	$4,373,388	$5,214,144	$91.28	$176.79	$154,481,000	$214,156,000
Fiscal 2020	$12,081,703	$19,358,683	$4,723,649	$6,863,250	$87.43	$174.54	$(488,719,000)	$(424,200,000)

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]	The PEO for all reporting years was Roger Rawlins. The non-PEO NEOs in fiscal 2022 were Jay Schottenstein, Jared Poff, Douglas Howe, and Deborah Ferrée. The non-PEO NEOs in fiscal 2021 and fiscal 2020 were Jay Schottenstein, Jared Poff, Deborah Ferrée and William Jordan.
Peer Group Issuers, Footnote [Text Block]	We used the S&P MidCap 400 Retail Index as our peer group for purposes of Item 201(e) of Regulation S-K to calculate peer group total shareholder return. Total shareholder return (“TSR”) for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on January 28, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.
PEO Total Compensation Amount	$ 8,530,705	$ 9,735,430	$ 12,081,703
PEO Actually Paid Compensation Amount	$ 4,674,582	11,931,817	19,358,683
Adjustment To PEO Compensation, Footnote [Text Block]	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth in the following table. Equity values are calculated in accordance with FASB ASC Topic 718.
SCT Total for PEO to CAP to PEO Reconciliation and Average SCT Total for Non-PEO NEOs to CAP to Average CAP to Non-PEO NEOs Reconciliation:

Year	Executive	Reported SCT Total	Exclusion of Stock Awards and Option Awards(a)	Inclusion of Equity Values(b)	CAP
Fiscal 2022	PEO	$8,530,705	$(6,000,021)	$2,143,898	$4,674,582
	Non-PEO NEO Average	$5,786,341	$(3,802,481)	$1,982,871	$3,966,731
Fiscal 2021	PEO	$9,735,430	$(5,000,038)	$7,196,425	$11,931,817
	Non-PEO NEO Average	$4,373,388	$(1,612,501)	$2,453,257	$5,214,144
Fiscal 2020	PEO	$12,081,703	$(9,695,004)	$16,971,984	$19,358,683
	Non-PEO NEO Average	$4,723,649	$(3,061,750)	$5,201,351	$6,863,250
(a) Amounts in the “Exclusion of Stock Awards and Option Awards” column are based on the amounts set forth in the “Stock Awards” and “Option Awards” columns set forth in the SCT for the applicable fiscal year.
(b) The amounts in the “Inclusion of Equity Values” column of the table above are derived from the amounts set forth in the following table. The equity award adjustments set forth below for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Year	Executive	Year-end Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus, Change in Fair Value of Prior Year to Last Day of Year of Unvested Equity Awards	Plus, Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year	Plus, Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Minus, Fair Value at Last Day of Prior Year of Equity Awards that Failed to Meet the Vesting Conditions in the Year	Plus, Value of Dividends or Other Earnings Paid on Outstanding Stock or Option Awards Not Otherwise Reflected in Fair Value or Other Compensation	Total Equity Award Adjustments
Fiscal 2022	PEO	$4,724,958	$(3,558,165)	$-	$977,106	$-	$-	$2,143,898
	Non-PEO NEO Average	$2,820,728	$(934,551)	$-	$96,694	$-	$-	$1,982,871
Fiscal 2021	PEO	$5,197,536	$825,780	$-	$1,173,109	$-	$-	$7,196,425
	Non-PEO NEO Average	$1,676,193	$257,512	$-	$519,552	$-	$-	$2,453,257
Fiscal 2022	PEO	$18,345,465	$(497,587)	$-	$28,417	$904,311	$-	$16,971,984
	Non-PEO NEO Average	$5,794,128	$41,029	$-	$(387,005)	$246,801	$-	$5,201,351

Stock option fair values, as of each measurement date, were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant. The below valuation assumptions used to calculate option fair values differed materially from those at the time of grant:
•Risk-free rates range from 0.12% to 1.36% for the pay versus performance valuations versus a range of 1.39% to 2.04% for grant date valuations.
•The expected term estimate ranges from 0.56 years to 7 years for the pay versus performance valuations versus a range of 5.14 years to 5.56 years for the grant date valuations.
	•All other valuation assumptions are not substantially different than the grant date assumptions and there were no changes in calculation methodology.
Non-PEO NEO Average Total Compensation Amount	$ 5,786,341	4,373,388	4,723,649
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,966,731	5,214,144	6,863,250
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth in the following table. Equity values are calculated in accordance with FASB ASC Topic 718.
SCT Total for PEO to CAP to PEO Reconciliation and Average SCT Total for Non-PEO NEOs to CAP to Average CAP to Non-PEO NEOs Reconciliation:

Year	Executive	Reported SCT Total	Exclusion of Stock Awards and Option Awards(a)	Inclusion of Equity Values(b)	CAP
Fiscal 2022	PEO	$8,530,705	$(6,000,021)	$2,143,898	$4,674,582
	Non-PEO NEO Average	$5,786,341	$(3,802,481)	$1,982,871	$3,966,731
Fiscal 2021	PEO	$9,735,430	$(5,000,038)	$7,196,425	$11,931,817
	Non-PEO NEO Average	$4,373,388	$(1,612,501)	$2,453,257	$5,214,144
Fiscal 2020	PEO	$12,081,703	$(9,695,004)	$16,971,984	$19,358,683
	Non-PEO NEO Average	$4,723,649	$(3,061,750)	$5,201,351	$6,863,250
(a) Amounts in the “Exclusion of Stock Awards and Option Awards” column are based on the amounts set forth in the “Stock Awards” and “Option Awards” columns set forth in the SCT for the applicable fiscal year.
(b) The amounts in the “Inclusion of Equity Values” column of the table above are derived from the amounts set forth in the following table. The equity award adjustments set forth below for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Year	Executive	Year-end Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus, Change in Fair Value of Prior Year to Last Day of Year of Unvested Equity Awards	Plus, Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year	Plus, Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Minus, Fair Value at Last Day of Prior Year of Equity Awards that Failed to Meet the Vesting Conditions in the Year	Plus, Value of Dividends or Other Earnings Paid on Outstanding Stock or Option Awards Not Otherwise Reflected in Fair Value or Other Compensation	Total Equity Award Adjustments
Fiscal 2022	PEO	$4,724,958	$(3,558,165)	$-	$977,106	$-	$-	$2,143,898
	Non-PEO NEO Average	$2,820,728	$(934,551)	$-	$96,694	$-	$-	$1,982,871
Fiscal 2021	PEO	$5,197,536	$825,780	$-	$1,173,109	$-	$-	$7,196,425
	Non-PEO NEO Average	$1,676,193	$257,512	$-	$519,552	$-	$-	$2,453,257
Fiscal 2022	PEO	$18,345,465	$(497,587)	$-	$28,417	$904,311	$-	$16,971,984
	Non-PEO NEO Average	$5,794,128	$41,029	$-	$(387,005)	$246,801	$-	$5,201,351

Stock option fair values, as of each measurement date, were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant. The below valuation assumptions used to calculate option fair values differed materially from those at the time of grant:
•Risk-free rates range from 0.12% to 1.36% for the pay versus performance valuations versus a range of 1.39% to 2.04% for grant date valuations.
•The expected term estimate ranges from 0.56 years to 7 years for the pay versus performance valuations versus a range of 5.14 years to 5.56 years for the grant date valuations.
	•All other valuation assumptions are not substantially different than the grant date assumptions and there were no changes in calculation methodology.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graph below reflects the relationship between the CAP to PEO and Average CAP to Non-PEO NEO and the Company’s cumulative indexed and peer group TSR (assuming an initial fixed investment of $100) for fiscal 2020 - fiscal 2022.

Compensation Actually Paid vs. Net Income [Text Block]
The graph below reflects the relationship between the CAP to PEO and Average CAP to Non-PEO NEO and the Company’s net income (loss) for the applicable reporting years. As the table illustrates, net income (loss) in fiscal 2020 was materially negatively impacted by the COVID-19 pandemic, while CAP values were artificially inflated by the change in stock price from the beginning and end of fiscal 2020. Since long-term equity constitutes a substantial proportion of our NEOs’ compensation mix, the CAP calculation is heavily influenced by the change in stock price used to determine long-term equity values.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The graph below reflects the relationship between the CAP to PEO and Average CAP to Non-PEO NEO and the Company’s Adjusted Operating Income for the applicable years. As the table illustrates, adjusted operating income in fiscal 2020 was materially negatively impacted by the COVID-19 pandemic, while CAP values were artificially inflated by the change in stock price from the beginning and end of fiscal 2020. Since long-term equity constitutes a substantial proportion of our NEOs’ compensation mix, the CAP calculation is heavily influenced by the change in stock price used to determine long-term equity values.

Total Shareholder Return Vs Peer Group [Text Block]
The graph below reflects the relationship between the CAP to PEO and Average CAP to Non-PEO NEO and the Company’s cumulative indexed and peer group TSR (assuming an initial fixed investment of $100) for fiscal 2020 - fiscal 2022.

Tabular List [Table Text Block]

Most Important Financial Measures
Company Adjusted Operating Income *
DSW Merchandise Margin
Camuto Gross Profit on Non-DSW Products

Total Shareholder Return Amount	$ 76.07	91.28	87.43
Peer Group Total Shareholder Return Amount	163.57	176.79	174.54
Net Income (Loss)	$ 162,676,000	$ 154,481,000	$ (488,719,000)
Company Selected Measure Amount	205,300,000	214,156,000	(424,200,000)
PEO Name	Roger Rawlins
Additional 402(v) Disclosure [Text Block]	Amounts shown are net income (loss) attributable to DBI, as reflected in the Form 10-K for each of fiscal 2022, 2021, and 2020.Adjusted Operating Income is a non-GAAP financial measure that means GAAP Operating Income as reported, adjusted to exclude integration and restructuring expenses, impairment charges, and any other adjustments as separately identified in the Company’s quarterly earnings releases. For fiscal 2022, Adjusted Operating Income, for performance pay purposes, also excludes the intercompany segment and the effect of changes in foreign currency exchange rates from the budgeted exchange rate.
Risk Free Interest Rate, Minimum, Pay Versus Performance Valuations	0.12%
Risk Free Interest Rate, Maximum, Pay Versus Performance Valuations	1.36%
Risk Free Interest Rate, Minimum, Grant Date Valuations	1.39%
Risk Free Interest Rate, Maximum, Grant Date Valuations	2.04%
Expected Term, Minimum, Pay Versus Performance Valuations	6 months 21 days
Expected Term, Maximum, Pay Versus Performance Valuations	7 years
Expected Term, Minimum, Grant Date Valuations	5 years 1 month 20 days
Expected Term, Maximum, Grant Date Valuations	5 years 6 months 21 days
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Company Adjusted Operating Income *
Non-GAAP Measure Description [Text Block]	Adjusted Operating Income is a non-GAAP financial measure that means GAAP Operating Income as reported, adjusted to exclude integration and restructuring expenses, impairment charges, and any other adjustments as separately identified in the Company’s quarterly earnings releases. For fiscal 2022, Adjusted Operating Income, for performance pay purposes, also excludes the intercompany segment and the effect of changes in foreign currency exchange rates from the budgeted exchange rate.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	DSW Merchandise Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Camuto Gross Profit on Non-DSW Products
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,000,021)	$ (5,000,038)	$ (9,695,004)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,143,898	7,196,425	16,971,984
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	4,724,958	5,197,536	18,345,465
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(3,558,165)	825,780	(497,587)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	977,106	1,173,109	28,417
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	904,311
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,802,481)	(1,612,501)	(3,061,750)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,982,871	2,453,257	5,201,351
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	2,820,728	1,676,193	5,794,128
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(934,551)	257,512	41,029
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	96,694	519,552	(387,005)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	246,801
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ 0	$ 0	$ 0